Debt - Summarizes the outstanding balances recorded for the Notes (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 30, 2015
Debt Instrument [Line Items]
Net carrying amount		$ 9,492		$ 1,500
Less: current portion	$ 1,949	7,791	$ 9,585
Non-current portion	26,877	1,555	9,301
Equipment and Loan Agreement [Member]
Debt Instrument [Line Items]
Net carrying amount		1,281	3,957
Less: current portion		1,281	2,716
Non-current portion		0	1,241
Twenty seventeen Note [Member]
Debt Instrument [Line Items]
Unamortized discount		(56)	(307)
Net carrying amount		5,304	11,648
Twenty Eighteen Notes [Member]
Debt Instrument [Line Items]
Unamortized discount		(81)	(151)
Net carrying amount		2,707	3,000
New Notes [Member]
Debt Instrument [Line Items]
Unamortized discount	(1,329)
Net carrying amount	30,000
Notes [Member]
Debt Instrument [Line Items]
Net carrying amount	28,671	7,874	14,190
Less: current portion	1,897	6,459	6,320
Non-current portion	$ 26,774	1,415	7,870
Notes [Member] | Equipment and Loan Agreement [Member]
Debt Instrument [Line Items]
Unamortized discount		(9)	(66)
Net carrying amount		$ 1,290	$ 4,023